Exhibit 99.4

Schedule 6 - Waived Conditions Report

Client Name:
Client Project Name:	MSRM 2026-NQM3
Start - End Dates:	12/09/2024 - 02/11/2026
Deal Loan Count:	82

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Ability to Repay/Qualified Mortgage	CRDATRQM3124	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Lender did not provide an ATR/QM status determination.	1
Credit	Legal Documents	CRDLGL988	Loan File is Missing or Contains Insufficient Documentation for Basic Review	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER4238	Business entity does not meet guidelines	2
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	11
Total				18

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